September 26, 2025

Via EDGAR filing

Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:       FIS Trust, File Nos. 333-288251 and 811-24099

Dear Ladies and Gentlemen:

On behalf of FIS Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Pre-Effective Amendment No. 2 (the “Amendment”) to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”) on Form N-1A/A. The main purpose for this filing is to amend disclosures, including in response to SEC staff comments and to provide completing information with respect to the FIS Christian Stock Fund and FIS Bright Portfolios Focused Equity ETF, each a proposed series of the Trust.

If you have any questions, please contact the undersigned at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Strench

Bibb L. Strench